Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of revenue by major products
	For the years ended
	December 31, 2017	December 31, 2016	December 31, 2015

Cutlery	$62,846,416	$54,618,439	$55,242,100
Straws	19,248,260	15,219,005	11,091,566
Cups and plates	34,329,793	27,835,434	20,937,771
Others	10,825,553	7,209,002	4,022,238
Total	$127,250,022	$104,881,880	$91,293,675

Schedule of revenue by geographic areas
	For the years ended
	December 31, 2017	December 31, 2016	December 31, 2015
Revenue from United States	$109,174,565	$94,899,090	$85,144,942
Revenue from Europe	6,136,973	3,193,437	2,588,029
Revenue from Canada	1,943,946	982,106	1,081,760
Revenue from China	8,110,717	4,199,924	1,123,953
Revenue from other foreign countries	1,883,821	1,607,323	1,354,991
Total	$127,250,022	$104,881,880	$91,293,675